CASH AND CASH EQUIVALENTS (Tables)	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. A financial asset is classified as cash equivalent if it can be readily convertible into a certain amount of cash and its risk of changes in value is immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.
Cash and cash equivalents break down as follows:

Item	03.31.25	12.31.24	03.31.24	12.31.23
Cash and Due from Banks	6,161,588,760	7,322,813,233	3,386,654,633	4,718,751,562
Receivables from Repurchase Transactions(1)	61,046,347	—	2,949,243,387	2,743,998,555
Loans to Financial Institutions(2)	12,500,000	44,839,044	—	14,185,443
Overnight Placements in Foreign Banks(2)	138,327,012	335,778,093	149,057,661	41,562,209
Mutual Funds (3)(5)	53,526,408	123,743,328	120,437,215	115,342,332
Argentine Central Bank´s Bills and Notes Maturing up to 90 days(4)	—	—	—	62,754,861
Time Deposits Maturing up to 90 days(4)	—	—	—	28,181,202
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A. (3)	326,325,820	213,906,079	—	—
Total Cash and Cash Equivalents	6,753,314,347	8,041,079,777	6,605,392,896	7,724,776,164
(1) They are included within “Repurchase Transactions”. This corresponds to highly liquid assets with a maturity period of three months or less.
(2) They are included within “Loans and Other Financing”.This corresponds to highly liquid assets with a maturity period of three months or less.
(3) They are included within “Other Financial Assets”. This corresponds to highly liquid assets with a maturity period of three months or less.
(4) They are included within “Debt Securities at Fair Value through Profit or Loss”. This corresponds to highly liquid assets with a maturity period of three months or less.
(5) Mutual funds are comprised of assets with a maturity of less than 3 months.
The reconciliation of financing activities as of March 31, 2025 and March 31, 2024 is presented below:

Item	Balances as of 12.31.24	Cash flow payments	Cash flow receipts	Other movements	Balances as of 03.31.25
Lease Liabilities	58,318,566	(3,705,683)	—	2,183,320	56,796,203
Debt Securities	1,096,011,970	(179,298,451)	238,498,691	(93,777,533)	1,061,434,677
Subordinated Debt Securities	288,917,745	—	—	(17,476,084)	271,441,661
Financing Received from the Argentine Central Bank and Other Financial Institutions	479,636,814	(296,499,220)	300,940,996	33,569,899	517,648,489
Total	1,922,885,095	(479,503,354)	539,439,687	(75,500,398)	1,907,321,030

Item	Balances as of 12.31.23	Cash flow payments	Cash flow receipts	Other movements	Balances as of 03.31.24
Lease Liabilities	69,652,452	(3,448,955)	—	(16,424,761)	49,778,736
Debt Securities	219,201,761	(69,379,174)	108,691,178	(26,961,287)	231,552,478
Subordinated Debt Securities	486,118,312	—	—	(150,403,587)	335,714,725
Financing Received from the Argentine Central Bank and Other Financial Institutions	326,569,454	(223,267,370)	239,466,682	(67,862,909)	274,905,857
Total	1,101,541,979	(296,095,499)	348,157,860	(261,652,544)	891,951,796
The composition of the item “Other Operations” within the section adjustments to obtain activities cash flows is detailed below:

Item	03.31.25	03.31.24
Monetary position	(315,896,530)	(602,433,954)
Exchange rate	(188,119,492)	(26,585,121)
Others non-cash items	(173,105,424)	(583,945,924)
Total	(677,121,446)	(1,212,964,999)